Basis of preparation - Consolidated financial statements (Details) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Basis of preparation
Revenue		€ (12)	€ 5
Operating profit	[1]	(159)	(154)
Profit for the financial period	[1]	(200)	(225)
Net assets		840		€ 1,029
Equity attributable to owners of the parent		840		987
Non-controlling interests		0		€ 41
Non-controlling interests		€ 58	€ 31

[1]	Includes €58 million gain on the net monetary assets/liabilities (Six months ended 30 September 2024: €31 million gain).